Business Development	12 Months Ended
Dec. 31, 2010
Business Development
Business Development
3.	Business Development

Reorganization (Establishment of KB Financial Group Inc.)

The stockholders of Kookmin Bank approved a reorganization that involved the formation of KB Financial Group Inc., a holding company, and a stock transfer at its extraordinary stockholders meeting on August 25, 2008 and received the final approval from the Financial Services Commission on September 26, 2008. In accordance with the approval, KB Financial Group Inc. was established on September 29, 2008 and the stockholders of Kookmin Bank received one common share of KB Financial Group Inc. for one common share of Kookmin Bank. As a result, Kookmin Bank became a wholly-owned subsidiary of KB Financial Group Inc., and, in addition, the shares of KB Financial Group Inc. replaced the shares of Kookmin Bank on the Korea Stock Exchange on October 10, 2008. The foregoing reorganization was accounted for as a transaction between entities under common control.

In addition, as part of the reorganization, KB Financial Group Inc. acquired equity shares of subsidiaries of Kookmin bank. The acquisition was accounted for using the purchase method in accordance with ASC 805.

Furthermore, Kookmin Bank acquired 73,607,601 shares of KB Financial Group Inc. and had 47,407,671 shares as of December 31, 2008, after disposing of 26,199,930 shares prior to December 31, 2008. The Company sold additional 4,084,967 shares in 2009 and did not sell any shares in 2010. Consequently, the Company has 43,322,704 shares as of December 31, 2010. The Company classified these shares as treasury stock in the consolidated financial statements as of December 31, 2010 and plans to dispose of them within three years from the acquisition date pursuant to the Korean Commercial Law.

Acquisition of KB Investment & Securities Co., Ltd

On March 11, 2008, Kookmin Bank acquired 9,580,000 common shares of KB Investment & Securities Co., Ltd., formerly Hannuri Investment & Securities Co., Ltd., from J.D.K. Investment Co., Inc. for (Won)267,554 million. Kookmin Bank acquired 95.8% of the voting rights of KB Investment & Securities Co., Ltd. and participated in the subsequent capital issuance of KB Investment & Securities Co., Ltd. KB Investment & Securities Co., Ltd. became a wholly-owned subsidiary of the Company as the Kookmin Bank exchanged its shares of KB Investment & Securities Co., Ltd. with the shares of the Company.

Acquisition of shares of Joint Stock Company Bank CenterCredit ("JSC Bank CenterCredit"), a Kazakhstan bank.

In August 2008, Kookmin Bank acquired 29,972,840 common shares of JSC Bank CenterCredit, a Kazakhstan bank, and 14,163,836 additional common shares of JSC Bank CenterCredit in November and December 2008. In addition, Kookmin Bank acquired 11,990,069 convertible preferred shares of JSC Bank CenterCredit through the participation of capital injection in January 2010. In February 2010, Kookmin Bank acquired an additional 24,571,396 convertible preferred shares and 3,886,574 outstanding common shares. As a result, Kookmin Bank holds 41.93% of common and convertible preferred shares in JSC Bank CenterCredit as of December 31, 2010.

Acquisition of Khmer Union Bank (renamed as Kookmin Bank Cambodia PLC)

Kookmin Bank acquired 132,600 common shares of Khmer Union Bank for (Won)9,969 million on May 4, 2009 and additional 37,602 common shares Khmer Union Bank for (Won)2,141 million on December 29, 2010. As a result, Kookmin Bank owns 53.19% of the voting rights of Khmer Union Bank in Cambodia as of December 31, 2010.

Share transfer of KB life Insurance Co., Ltd.

On June 22, 2009, KB life Insurance Co, Ltd. whose shares of 51.0% were held by Kookmin Bank was transferred to KB financial Group Inc. This share transfer was accounted for as a transaction between entities under common control.

Acquisition of Powernet Technologies Co., Ltd.

On February 12, 2010, the Company acquired 92.64% of the voting rights of Powernet Technologies Co., Ltd., for (Won)76,392 million((Won)2,122 per share).

The purchase price of (Won)76,392 million was allocated to the acquired assets and liabilities based on their estimated fair values at the Powernet Technologies Co., Ltd. acquisition date. Goodwill of (Won)6,454 million was calculated as the purchase premium after adjusting for the fair value of net assets acquired.